Schwab Strategic Trust
Schwab U.S. REIT ETF

Portfolio Holdings as of November 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Data Center REITs 7.8%
Digital Realty Trust, Inc.	2,076,551	332,497,346
Equinix, Inc.	440,026	331,475,986
		663,973,332

Diversified REITs 2.3%
Alexander & Baldwin, Inc.	470,560	7,354,853
American Assets Trust, Inc.	305,465	5,956,568
Armada Hoffler Properties, Inc.	518,339	3,405,487
Broadstone Net Lease, Inc.	1,225,840	21,538,009
CTO Realty Growth, Inc.	193,872	3,505,206
Essential Properties Realty Trust, Inc.	1,283,385	40,631,969
Gladstone Commercial Corp.	300,888	3,327,821
Global Net Lease, Inc.	1,286,905	10,565,490
WP Carey, Inc.	1,418,481	95,563,065
		191,848,468

Health Care REITs 18.5%
Alexandria Real Estate Equities, Inc.	1,008,150	54,107,411
American Healthcare REIT, Inc.	1,091,798	55,441,502
CareTrust REIT, Inc.	1,426,821	53,548,592
Community Healthcare Trust, Inc.	165,416	2,577,181
Global Medical REIT, Inc.	81,367	2,698,943
Healthcare Realty Trust, Inc.	2,277,165	41,512,718
Healthpeak Properties, Inc.	4,501,254	82,192,898
LTC Properties, Inc.	297,281	10,847,784
Medical Properties Trust, Inc. (a)	3,192,162	18,386,853
National Health Investors, Inc.	307,649	24,451,943
Omega Healthcare Investors, Inc.	1,910,815	87,744,625
Sabra Health Care REIT, Inc.	1,553,195	30,302,835
Sila Realty Trust, Inc.	357,151	8,543,052
Ventas, Inc.	2,943,764	237,355,691
Welltower, Inc.	4,143,909	862,844,732
		1,572,556,760

Hotel & Resort REITs 2.3%
Apple Hospitality REIT, Inc.	1,427,053	16,967,660
DiamondRock Hospitality Co.	1,327,561	12,094,081
Host Hotels & Resorts, Inc.	4,141,726	73,018,629
Park Hotels & Resorts, Inc.	1,294,600	14,007,572
Pebblebrook Hotel Trust	768,001	8,709,131
RLJ Lodging Trust	965,411	7,279,199
Ryman Hospitality Properties, Inc.	408,070	38,942,120
Service Properties Trust (b)	1,014,116	1,764,562
Summit Hotel Properties, Inc.	685,736	3,675,545
Sunstone Hotel Investors, Inc.	1,230,332	11,515,908
Xenia Hotels & Resorts, Inc.	620,188	8,670,228
		196,644,635

Industrial REITs 12.6%
Americold Realty Trust, Inc.	1,844,365	19,974,473
EastGroup Properties, Inc.	344,973	62,502,208
First Industrial Realty Trust, Inc.	857,535	49,085,304
Innovative Industrial Properties, Inc.	181,473	8,973,840
SECURITY	NUMBER OF SHARES	VALUE ($)
Lineage, Inc.	370,421	13,268,480
LXP Industrial Trust	383,096	18,580,156
Plymouth Industrial REIT, Inc.	288,500	6,329,690
Prologis, Inc.	5,750,091	739,059,196
Rexford Industrial Realty, Inc.	1,529,490	63,642,079
STAG Industrial, Inc.	1,209,151	47,495,451
Terreno Realty Corp.	669,065	42,010,591
		1,070,921,468

Multi-Family Residential REITs 8.5%
Apartment Investment & Management Co., Class A	847,913	4,841,583
AvalonBay Communities, Inc.	921,137	167,591,666
Camden Property Trust	692,123	73,600,360
Centerspace	108,440	7,239,454
Elme Communities	570,746	9,908,151
Equity Residential	2,251,053	139,002,523
Essex Property Trust, Inc.	417,167	109,973,564
Independence Realty Trust, Inc.	1,511,840	25,928,056
Mid-America Apartment Communities, Inc.	758,311	103,046,882
NexPoint Residential Trust, Inc.	141,133	4,489,441
UDR, Inc.	1,953,087	71,131,428
Veris Residential, Inc.	525,759	7,917,931
		724,671,039

Office REITs 3.4%
Brandywine Realty Trust	1,124,022	3,855,396
BXP, Inc.	954,047	69,034,841
COPT Defense Properties	730,447	22,446,636
Cousins Properties, Inc.	1,087,985	28,048,253
Douglas Emmett, Inc.	1,084,233	13,216,800
Easterly Government Properties, Inc.	278,640	6,074,352
Empire State Realty Trust, Inc., Class A	895,472	6,295,168
Highwoods Properties, Inc.	699,792	19,454,218
Hudson Pacific Properties, Inc. *	2,454,022	4,858,964
JBG SMITH Properties	399,661	7,285,820
Kilroy Realty Corp.	704,937	30,234,748
Paramount Group, Inc. *	1,198,953	7,901,100
Piedmont Realty Trust, Inc., Class A	806,073	7,045,078
SL Green Realty Corp.	459,918	21,675,935
Vornado Realty Trust	1,044,732	38,467,032
		285,894,341

Other Specialized REITs 7.3%
EPR Properties	492,915	25,764,667
Farmland Partners, Inc.	263,826	2,596,048
Four Corners Property Trust, Inc.	676,542	16,264,070
Gaming & Leisure Properties, Inc.	1,833,139	79,796,541
Iron Mountain, Inc.	1,913,071	165,193,681
Lamar Advertising Co., Class A	562,229	74,433,497
Millrose Properties, Inc. (a)	998,848	30,424,910
Outfront Media, Inc.	942,222	22,170,483
Safehold, Inc.	297,378	4,124,633
VICI Properties, Inc.	6,907,256	199,067,118
		619,835,648

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Retail REITs 15.4%
Acadia Realty Trust	848,402	17,451,629
Agree Realty Corp.	715,492	53,819,308
Alexander's, Inc.	13,823	2,929,508
Brixmor Property Group, Inc.	1,982,589	51,824,876
Curbline Properties Corp.	626,888	15,007,699
Federal Realty Investment Trust	508,483	50,202,527
Getty Realty Corp.	337,053	9,595,899
InvenTrust Properties Corp.	502,575	14,343,491
Kimco Realty Corp.	4,386,452	90,624,098
Kite Realty Group Trust	1,424,064	32,952,841
Macerich Co.	1,637,047	28,419,136
NETSTREIT Corp. (a)	540,504	9,907,438
NNN REIT, Inc.	1,222,800	50,562,780
Phillips Edison & Co., Inc.	814,046	28,898,633
Realty Income Corp.	5,922,270	341,181,975
Regency Centers Corp.	1,058,386	75,314,748
Simon Property Group, Inc.	2,114,753	394,020,779
SITE Centers Corp.	339,490	2,498,646
Tanger, Inc.	732,958	24,612,730
Urban Edge Properties	814,708	15,658,688
		1,309,827,429

Self Storage REITs 6.4%
CubeSmart	1,476,944	54,986,625
Extra Space Storage, Inc.	1,374,861	183,090,239
National Storage Affiliates Trust	457,205	13,464,687
Public Storage	1,022,822	280,805,552
Smartstop Self Storage REIT, Inc.	201,204	6,575,347
		538,922,450

Single-Family Residential REITs 4.2%
American Homes 4 Rent, Class A	2,110,591	67,792,183
Equity LifeStyle Properties, Inc.	1,255,247	78,917,379
Invitation Homes, Inc.	3,653,026	103,015,333
Sun Communities, Inc.	762,051	98,182,651
UMH Properties, Inc.	522,520	7,905,728
		355,813,274

Telecom Tower REITs 9.4%
American Tower Corp.	2,220,940	402,589,794
Crown Castle, Inc.	2,820,706	257,474,043
SBA Communications Corp.	695,533	135,121,196
		795,185,033

SECURITY	NUMBER OF SHARES	VALUE ($)
Timber REITs 1.7%
PotlatchDeltic Corp.	460,498	18,530,440
Rayonier, Inc.	918,452	20,398,819
Weyerhaeuser Co.	4,673,473	103,797,835
		142,727,094
Total Common Stocks (Cost $8,276,185,467)		8,468,820,971

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (c)	3,170,600	3,170,600
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (c)(d)	20,967,450	20,967,450
		24,138,050
Total Short-Term Investments (Cost $24,138,050)		24,138,050
Total Investments in Securities (Cost $8,300,323,517)		8,492,959,021

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 12/19/25	303	11,111,010	111,545

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $20,286,294.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended November 30, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 28, 2025, and/or Value and Balance of Shares Held at November 30, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/28/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/25	BALANCE OF SHARES HELD AT 11/30/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Hotel & Resort REITs 0.0%
Service Properties Trust	$—	$465,713	($370,090 )	($2,053,550 )	$892,836	$1,764,562	1,014,116	$29,694

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Asset
Common Stocks [1]	$8,468,820,971	$—	$—	$8,468,820,971
Short-Term Investments [1]	24,138,050	—	—	24,138,050
Futures Contracts [2]	111,545	—	—	111,545
Total	$8,493,070,566	$—	$—	$8,493,070,566

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of November 30, 2025, are disclosed in the fund’s Portfolio Holdings.
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